Related Parties - Summary of Balances and Transactions with Related Parties or Their Affiliates (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			5 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Affiliated entity [Member]
Revenues
Commissions and fees	$ 524,665	$ 608,473	$ 480,494	$ 286
Net trading revenue	38,841	625,252	486,130	406
Interest, net				117
Total revenues from related parties				809
Expenses
Execution and clearance fees	195,372	226,222	173,795	20
Interest expense				343
Other expense	28,533	28,929	15,544	7
Total expenses incurred with respect to related parties				370
Assets
Securities borrowed	1,008,720	1,494,647		42,196
Receivable from brokers, dealers and clearing organizations	868,805	547,945		728
Other assets	251,773	77,517		1,608
Liabilities
Securities loaned	504,082	697,998		3,754
Payable to brokers, dealers and clearing organizations	378,724	322,354		57
Accrued expenses and other liabilities				$ 359